Deposits (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2020	Dec. 31, 2019
Deposits
Non-interest-bearing demand deposits	SFr 6,316	SFr 4,409
Interest-bearing demand deposits	186,704	149,118
Savings deposits	71,533	64,350
Time deposits	142,791	182,650
Total deposits	407,344	400,527
of which due to banks	16,423	16,744
of which customer deposits	390,921	383,783
Concentration risk, time deposits in Swiss franc equivalent amounts of USD 100,000	142,698	182,036
Overdrawn deposits not included in total deposits, reclassified as loans	106	116
Foreign
Deposits
Non-interest-bearing demand deposits	3,085	1,744
Interest-bearing demand deposits	41,995	30,552
Savings deposits	8,764	46
Time deposits	115,927	155,111
Total deposits	169,771	187,453
Switzerland
Deposits
Non-interest-bearing demand deposits	3,231	2,665
Interest-bearing demand deposits	144,709	118,566
Savings deposits	62,769	64,304
Time deposits	26,864	27,539
Total deposits	237,573	213,074
Bank
Deposits
Non-interest-bearing demand deposits	6,328	4,410
Interest-bearing demand deposits	187,468	149,940
Savings deposits	71,533	64,350
Time deposits	143,130	182,992
Total deposits	408,459	401,692
of which due to banks	16,420	16,742
of which customer deposits	392,039	384,950
Concentration risk, time deposits in Swiss franc equivalent amounts of USD 100,000	143,041	182,377
Overdrawn deposits not included in total deposits, reclassified as loans	106	116
Bank | Foreign
Deposits
Non-interest-bearing demand deposits	3,097	1,745
Interest-bearing demand deposits	42,172	30,747
Savings deposits	8,764	46
Time deposits	115,942	155,145
Total deposits	169,975	187,683
Bank | Switzerland
Deposits
Non-interest-bearing demand deposits	3,231	2,665
Interest-bearing demand deposits	145,296	119,193
Savings deposits	62,769	64,304
Time deposits	27,188	27,847
Total deposits	SFr 238,484	SFr 214,009